COMMON SHARES	12 Months Ended
Dec. 31, 2015
COMMON SHARES [Abstract]
COMMON SHARES

18. COMMON SHARES

On May 5, 2011, the Company completed its IPO of a total of 7,750,000 ADS with a gross proceed of US$89,125 and the Variation of Capital described above was effective as of the same date. Immediately following the closing of the IPO, the Company had 38,750,000 outstanding Class A common shares represented by 7,750,000 ADSs and all of the Company's 114,637,272 outstanding Preferred Shares were converted into Class B common shares immediately as of the same date.

Holders of Class A common shares and Class B common shares have the same rights except for the following:

(a) Holders of Class A common shares are entitled to one vote per share, while holders of Class B common shares are entitled to ten votes per share.

(b) Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

(c) Upon any transfer of Class B common shares by a holder thereof to any person or entity which is not an affiliate of such holder and which is not any of the founders or any affiliates of the founders of the Company, such Class B common shares shall be automatically and immediately converted into equal number of Class A common shares.

On June 28, 2013, the Company entered into share purchase arrangements to make a private placement of 7,500,000 Class A common shares to Atlantis Investment Management Ltd. On July 16, 2013, Atlantis Investment Management Ltd., through certain of its managed funds, purchased from the Company 7,500,000 Class A common shares for a total cash consideration of US$12,000.

The common shares reserved for issuance upon exercise of the share-based awards were 75,313,987, 86,562,934 and 89,281,910 for years ended December 31, 2013, 2014 and 2015, respectively.